Issued capital	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Issued capital

Note 13. Issued capital

	March 31, 2025 Shares	June 30, 2024 Shares
Owners share capital, opening	10,282,686	3,918,750
Issued and fully paid from equity issuances (3)	1,140,388	1,315,000
Issued Shares fully paid in lieu of services	245,000	-
Issue of shares as consideration for business combination (4)	315,789	-
Issue of shares from the conversion of the convertible notes (1)	-	4,721,794
Advisor Options exercised (2)	-	327,142
Options exercised (5)	155,537	-
Owners share capital, closing	12,139,400	10,282,686

	March 31, 2025 $	June 30, 2024 $
Owners share capital, opening	46,779,703	3,385,281
Issued and fully paid from equity issuances (3)	2,923,567	9,964,825
Share issue transaction costs	-	(1,174,911)
Issued Shares fully paid in lieu of services	1,003,761	-
Issue of shares as consideration for business combination (4)	971,998	-
Issue of shares from the conversion of the convertible notes (1)	-	32,177,751
Advisor Options exercised (2)	-	2,426,757
Options exercised (5)	476,313	-
Owners share capital, closing	52,155,342	46,779,703

(1)	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.
(2)	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.
(3)	In November 2024, the Company issued 1,140,388 Ordinary Shares, relating to a placement of Ordinary Shares at USD$1.68, raising approximately USD$1,915,852.
(4)	In December 2024 we completed the acquisition BJJ Link refer Note 14 for further details
(5)	Included is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the certain triggers of which 150,000 shares vested immediately on execution of the Ambassador Agreement.

Note 13. Issued capital - continued

Capital risk management

The Company’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure.

The Company’s capital includes ordinary share capital and financial liabilities supported by financial assets. There are no externally imposed capital requirements.

The Company effectively manages capital by assessing the Company’s financial risks and adjusting its capital structure in response to changes in these risks and the market. These responses include the management of debt and share issuances.

Note 17. Issued capital

	30 June 2024 Shares	30 June 2023 Shares	30 June 2022 Shares
Owners share capital, opening (1)	3,918,750	3,918,750	3,918,750
Issued and fully paid	1,315,000	-	-
Issue of shares from the conversion of the convertible notes (2)	4,706,794	-	-
Advisor Options exercised (3)	327,142	-	-
Owners share capital, closing	10,267,686	3,918,750	3,918,750

	30 June 2024 $	30 June 2023 $	30 June 2022 $
Owners share capital, opening (1)	3,385,281	3,385,281	3,385,281
Issued and fully paid	9,964,825	-	-
Share issue transaction costs net of tax	(1,174,911)	-	-
Issue of shares from the conversion of the convertible notes (2)	32,177,751	-	-
Advisor Options exercised (3)	2,426,757	-	-
Owners share capital, closing	46,779,703	3,385,281	3,385,281

(1)	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.
(2)	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.

Note 17. Issued capital - continued

(3)	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.

Capital risk management

The Company’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure.

The Company’s capital includes Ordinary Share capital and financial liabilities supported by financial assets. There are no externally imposed capital requirements.

The Company effectively manages capital by assessing the Company’s financial risks and adjusting its capital structure in response to changes in these risks and the market. These responses include the management of debt and share issuances.